Submission	Dec. 09, 2025
Submission [Line Items]
Central Index Key	0001618181
Registrant Name	World Gold Trust
Registration File Number	333-267521
Form Type	R 424I
Submission Type	424I
Fee Exhibit Type	EX-FILING FEES
Issuer Name	World Gold Trust
Street 1	685 THIRD AVENUE
Street 2	27TH FLOOR
City	NEW YORK
State or Country Code	NY
Zip Code	10017
Reporting FY End Date	Sep. 30, 2025
Offset Table N/A	N/A
Securities 424I N/A